Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Cash Reserves Fund
Supplement to Prospectus Dated March 1, 2021

The fund’s Board of Directors has approved changes to the fund’s management fee. These changes will become effective on April 1, 2021.
The fund currently pays T. Rowe Price an annual
all-inclusive
management fee of 0.45% based on the fund’s average daily net assets. Effective April 1, 2021, the fund will begin paying T. Rowe Price an annual investment management fee of 0.40% based on the Fund’s average daily net assets. The management fee continues to be calculated and accrued daily and it includes investment management services and ordinary, recurring operating expenses, but does not cover interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses.
Effective April 1, 2021, the following changes will be made to the prospectus:
The fee table and expense example on page 1 will be revised as follows:
Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	a

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.40	% b
Distribution and service (12b-1) fees	—
Other expenses	—
Total annual fund operating expenses	0.40	b

a	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
b	Restated to reflect current fees.
Example This example is intended to help you compare the cost of investing in the fund with the
cost of
investing
in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$128	$224	$505

T. Rowe Price Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Cash Reserves Fund
Supplement to Prospectus Dated March 1, 2021

The fund’s Board of Directors has approved changes to the fund’s management fee. These changes will become effective on April 1, 2021.
The fund currently pays T. Rowe Price an annual
all-inclusive
management fee of 0.45% based on the fund’s average daily net assets. Effective April 1, 2021, the fund will begin paying T. Rowe Price an annual investment management fee of 0.40% based on the Fund’s average daily net assets. The management fee continues to be calculated and accrued daily and it includes investment management services and ordinary, recurring operating expenses, but does not cover interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses.
Effective April 1, 2021, the following changes will be made to the prospectus:
The fee table and expense example on page 1 will be revised as follows:
Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	a

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.40	% b
Distribution and service (12b-1) fees	—
Other expenses	—
Total annual fund operating expenses	0.40	b

a	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
b	Restated to reflect current fees.
Example This example is intended to help you compare the cost of investing in the fund with the
cost of
investing
in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$128	$224	$505

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the
cost of
investing
in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
T. Rowe Price Cash Reserves Fund | T. Rowe Price Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.40%	[2]
1 year	rr_ExpenseExampleYear01	$ 41
3 years	rr_ExpenseExampleYear03	128
5 years	rr_ExpenseExampleYear05	224
10 years	rr_ExpenseExampleYear10	$ 505

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Restated to reflect current fees.